[JANUS HENDERSON LOGO]
Janus Henderson Global Sustainable Equity Fund
Ticker:	JEASX	Class A Shares	JESSX	Class S Shares	JETNX	Class N Shares	JETTX	Class T Shares
	JECTX	Class C Shares	JEUIX	Class I Shares	JEGRX	Class R Shares
Summary Prospectus dated January 27, 2023
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Sustainable Equity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 138 of the Fund’s Prospectus and in the “Purchases” section on page 79 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	2.31%	4.89%	5.62%	0.82%	0.98%	6.99%	1.50%
Total Annual Fund Operating Expenses	3.31%	6.64%	6.62%	1.57%	1.73%	8.24%	2.25%
Fee Waiver(1)	2.14%	4.75%	5.26%	0.65%	0.87%	6.63%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.17%	1.89%	1.36%	0.92%	0.86%	1.61%	1.11%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on January 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (June 25, 2020) and expiring on the third anniversary of the commencement of operations, or when the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.75% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit or the expense limit in effect at the time the fees and expenses subject to recoupment were waived. There is no guarantee that the Fund’s assets will reach this asset level.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual
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Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 687	$ 1,346	$ 2,027	$ 3,834
Class C Shares	$ 292	$ 1,539	$ 2,842	$ 5,336
Class S Shares	$ 138	$ 1,489	$ 2,795	$ 5,881
Class I Shares	$ 94	$ 432	$ 794	$ 1,812
Class N Shares	$ 88	$ 460	$ 857	$ 1,969
Class R Shares	$ 164	$ 1,813	$ 3,357	$ 6,800
Class T Shares	$ 113	$ 594	$ 1,101	$ 2,496

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 687	$ 1,346	$ 2,027	$ 3,834
Class C Shares	$ 192	$ 1,539	$ 2,842	$ 5,336
Class S Shares	$ 138	$ 1,489	$ 2,795	$ 5,881
Class I Shares	$ 94	$ 432	$ 794	$ 1,812
Class N Shares	$ 88	$ 460	$ 857	$ 1,969
Class R Shares	$ 164	$ 1,813	$ 3,357	$ 6,800
Class T Shares	$ 113	$ 594	$ 1,101	$ 2,496

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund will typically invest in companies whose products and services are considered by the portfolio managers as contributing to positive environmental or social change and sustainable economic development, including those that are strategically aligned with environmental and social megatrends such as climate change, resource constraints, growing populations, and aging populations.
The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund expects under normal circumstances to maintain investments in securities of issuers or companies that are economically tied to different countries throughout the world, including the United States. A security is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the company’s revenues are derived from one or more countries; or (iii) a majority of the company’s assets are located in one or more countries. The Fund’s investments may be in non-U.S. currency or U.S. dollar-denominated.
The Fund generally invests in a core group of 50-70 equity securities, which consist primarily of common stocks, but may also include other types of instruments, such as depositary receipts and warrants. The Fund may also invest in real estate investment trusts (“REITs”). The Fund will invest primarily in larger, well-established companies but may also invest in mid- and small-sized companies. The Fund’s uninvested assets may be held in cash or cash equivalents.
In selecting investments, the portfolio managers employ a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Fund, the portfolio managers first employ positive selection criteria to identify companies that fall within at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.
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Next, the portfolio managers apply broad-based negative screens, which rely on third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue from industries, activities, or assets considered by the portfolio managers to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:
•
alcohol;
•
animal testing (non-medical);
•
armaments;
•
chemicals of concern (such as, but not limited to, microbeads, persistent organic pollutants and the manufacture of any other substances banned or restricted under international conventions);
•
fossil fuel extraction and refining (such as, but not limited to, the extraction of fossil fuels from oil sands, thermal coal extraction, and arctic drilling and exploration);
•
fossil fuel power generation;
•
fur;
•
gambling;
•
genetic engineering;
•
intensive farming;
•
meat and dairy production and sales (applies to companies involved in the production or processing of meat/poultry or dairy products or eggs, or whose primary activity involves their sale);
•
nuclear power;
•
pornography;
•
tobacco production and sales; and
•
United Nations Global Compact and Organization for Economic Co-operation and Development violators.
In selecting investments, the portfolio managers will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. The portfolio managers may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. The portfolio managers will also consider environmental, social, and governance (“ESG”) factors including climate change, deforestation, biodiversity, human rights, company culture, and community relations, board structure and diversity, executive pay, and corporate reporting. The portfolio managers seek to maintain a portfolio of securities that has a carbon footprint and carbon intensity that is at least 20% below the MSCI World Indexsm. At the portfolio managers’ discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.
The portfolio managers evaluate and apply ESG and sustainable investment criteria relying on a mix of third-party data and internally-generated analyses based on information that may include web-based research reports from a company or independent sources, as well as corporate engagement. The portfolio managers do not apply these ESG factors in managing the Fund’s exposure to cash and cash equivalents.
The Fund will generally consider selling a stock if, in the portfolio managers’ opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Fund will also consider selling a stock if, in the portfolio managers’ opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Fund.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the
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global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Sustainable Investment Risk. The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices. Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the portfolio managers may not be successful in identifying investment opportunities that are aligned with the sustainable investment approach that the Fund employs. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may
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underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If the Fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Warrants Risk. The price, performance and liquidity of warrants to purchase equity securities are typically linked to the underlying stock. These instruments have many characteristics of convertible securities and, similarly, will react to variations in the general market for equity securities.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception. Class R Shares of the Fund commenced operations on January 28, 2021.
•
The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class R Shares for periods prior to January 28, 2021, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to January 28, 2021, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.
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The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter:	4th Quarter 2022	9.39%	Worst Quarter:	2nd Quarter 2022	– 17.80%

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	Since Inception (6/25/20)
Class I Shares
Return Before Taxes	– 24.23%	5.82%
Return After Taxes on Distributions	– 24.34%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 14.28%	4.50%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
Class A Shares
Return Before Taxes(2)	– 28.66%	3.21%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
Class C Shares
Return Before Taxes(3)	– 24.92%	5.70%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
Class S Shares
Return Before Taxes	– 24.22%	5.70%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
Class N Shares
Return Before Taxes	– 24.13%	5.89%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
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Average Annual Total Returns (periods ended 12/31/22)
	1 Year	Since Inception (6/25/20)
Class R Shares
Return Before Taxes	– 24.15%	5.62%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%
Class T Shares
Return Before Taxes	– 24.35%	5.63%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI World Index. The index is described below.
•
The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Managers:  Hamish Chamberlayne, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Aaron Scully, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$2,500†
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500†
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

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†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information. For Class R shareholders, there is no investment minimum for defined contribution plans. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information regarding account minimums.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
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[JANUS HENDERSON LOGO]
Janus Henderson Global Sustainable Equity Fund
Ticker:	JEDTX	Class D Shares
Summary Prospectus dated January 27, 2023
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Global Sustainable Equity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.75%
Other Expenses	0.96%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver(1)	0.70%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on January 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (June 25, 2020) and expiring on the third anniversary of the commencement of operations, or when the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.75% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit or the expense limit in effect at the time the fees and expenses subject to recoupment were waived. There is no guarantee that the Fund’s assets will reach this asset level.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 103	$ 470	$ 862	$ 1,961

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund will typically invest in companies whose products and services are considered by the portfolio managers as contributing to positive environmental or social change and sustainable economic development, including those that are strategically aligned with environmental and social megatrends such as climate change, resource constraints, growing populations, and aging populations.
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The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund expects under normal circumstances to maintain investments in securities of issuers or companies that are economically tied to different countries throughout the world, including the United States. A security is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the company’s revenues are derived from one or more countries; or (iii) a majority of the company’s assets are located in one or more countries. The Fund’s investments may be in non-U.S. currency or U.S. dollar-denominated.
The Fund generally invests in a core group of 50-70 equity securities, which consist primarily of common stocks, but may also include other types of instruments, such as depositary receipts and warrants. The Fund may also invest in real estate investment trusts (“REITs”). The Fund will invest primarily in larger, well-established companies but may also invest in mid- and small-sized companies. The Fund’s uninvested assets may be held in cash or cash equivalents.
In selecting investments, the portfolio managers employ a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Fund, the portfolio managers first employ positive selection criteria to identify companies that fall within at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.
Next, the portfolio managers apply broad-based negative screens, which rely on third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue from industries, activities, or assets considered by the portfolio managers to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:
•
alcohol;
•
animal testing (non-medical);
•
armaments;
•
chemicals of concern (such as, but not limited to, microbeads, persistent organic pollutants and the manufacture of any other substances banned or restricted under international conventions);
•
fossil fuel extraction and refining (such as, but not limited to, the extraction of fossil fuels from oil sands, thermal coal extraction, and arctic drilling and exploration);
•
fossil fuel power generation;
•
fur;
•
gambling;
•
genetic engineering;
•
intensive farming;
•
meat and dairy production and sales (applies to companies involved in the production or processing of meat/poultry or dairy products or eggs, or whose primary activity involves their sale);
•
nuclear power;
•
pornography;
•
tobacco production and sales; and
•
United Nations Global Compact and Organization for Economic Co-operation and Development violators.
In selecting investments, the portfolio managers will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. The portfolio managers may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. The portfolio managers will also consider environmental, social, and governance (“ESG”) factors including climate change, deforestation, biodiversity, human rights, company culture, and community relations, board structure and diversity, executive pay, and corporate reporting. The portfolio managers seek to maintain a portfolio of securities that has a carbon footprint and carbon intensity that is at least 20% below the MSCI World Indexsm. At the portfolio managers’ discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.
The portfolio managers evaluate and apply ESG and sustainable investment criteria relying on a mix of third-party data and internally-generated analyses based on information that may include web-based research reports from a company or
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independent sources, as well as corporate engagement. The portfolio managers do not apply these ESG factors in managing the Fund’s exposure to cash and cash equivalents.
The Fund will generally consider selling a stock if, in the portfolio managers’ opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Fund will also consider selling a stock if, in the portfolio managers’ opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Fund.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Sustainable Investment Risk. The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices. Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete
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transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the portfolio managers may not be successful in identifying investment opportunities that are aligned with the sustainable investment approach that the Fund employs. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If the Fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Warrants Risk. The price, performance and liquidity of warrants to purchase equity securities are typically linked to the underlying stock. These instruments have many characteristics of convertible securities and, similarly, will react to variations in the general market for equity securities.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	4th Quarter 2022	9.39%	Worst Quarter:	2nd Quarter 2022	– 17.79%

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	Since Inception (6/25/20)
Class D Shares
Return Before Taxes	– 24.26%	5.72%
Return After Taxes on Distributions	– 24.30%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 14.33%	4.42%
MSCI World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 18.14%	8.63%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the MSCI World Index. The index is described below.
•
The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Managers:  Hamish Chamberlayne, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Aaron Scully, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

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Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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